DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 5. DERIVATIVE LIABILITIES

Derivative liabilities consist of common stock warrants with an exercise price in a different currency than the Company’s functional currency. The derivative liabilities are accounted for as separate liabilities measured at their respective fair values as follows:

Balance, December 31, 2023	$15,526
Change in fair value of derivative liabilities	875
Foreign exchange effect on derivative liability	(1,232)
Balance, December 31, 2024	15,169
Change in fair value of derivative liabilities	19,791
Foreign exchange effect on derivative liability	1,064
Balance, December 31, 2025	$36,024

The fair value of the derivative liabilities has been determined using the Black-Scholes option pricing model using the following range of assumptions:

	2025	2024	2023
Volatility	645.7%	622.8%	451.9%
Expected life	6.6 to 8.13 years	7.6 to 9.13 years	0.13 to 9.42 years
Risk-free interest rate	2.57% - 3.42%	2.87% - 3.23%	3.09% - 3.88%
Dividend yield	0.00%	0.00%	0.00%